BUSINESS ACQUISITIONS (Details ) - USD ($)	Nov. 30, 2022	Aug. 31, 2022	Jun. 08, 2022	Mar. 31, 2022	Aug. 31, 2021
Common stock	$ 46,562	$ 46,562			$ 39,510
Goodwill	2,321,667	2,321,667			$ 0
Deferred revenue	$ 0
Helix House, LLC [Member]
Cash				$ 1,200,000
Contingent earnout liability				1,250,000
Common stock				1,050,000
Total consideration				3,500,000
Cash1				60,085
Accounts receivable				10,000
Other assets				18,805
Goodwill				3,444,110
Total assets acquired				3,533,000
Deferred revenue				33,000
Total liabilities				33,000
Total purchase consideration				$ 3,500,000
FluidFi, Inc. [Member]
Cash			$ 800,000
Total consideration			2,623,671
Cash1			611,318
Accounts receivable			429,099
Other assets			77,003
Goodwill		$ 2,901,381	2,901,381
Total assets acquired			4,018,801
Total liabilities			1,395,130
Total purchase consideration			2,623,671
Preferred stock			1,823,671
Accounts payable			195,130
Acquired partner debt			$ 1,200,000